UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-01807

Value Line Larger Companies Focused Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 3/31/17 is included with this Form.

Value Line Larger Companies Focused Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (99.7%)

	CONSUMER DISCRETIONARY (19.1%)

	APPAREL (1.3%)
55,000	NIKE, Inc. Class B	$3,065,150

	AUTO MANUFACTURERS (1.2%)
10,000	Tesla, Inc. *(1)	2,783,000

	HOME BUILDERS (1.1%)
75,000	Toll Brothers, Inc. *	2,708,250

	INTERNET (8.9%)
12,500	Amazon.com, Inc. *	11,081,750
36,000	Netflix, Inc. *	5,321,160
2,600	Priceline Group, Inc. (The) *	4,627,922
		21,030,832
	MEDIA (1.4%)
30,000	Walt Disney Co. (The)	3,401,700

	RETAIL (5.2%)
100,000	Starbucks Corp.	5,839,000
43,000	TJX Companies, Inc. (The)	3,400,440
130,000	Urban Outfitters, Inc. *	3,088,800
		12,328,240
		45,317,172
	CONSUMER STAPLES (4.6%)
	BEVERAGES (3.5%)
25,000	Constellation Brands, Inc. Class A	4,051,750
91,000	Monster Beverage Corp. *	4,201,470
		8,253,220
	COSMETICS & PERSONAL CARE (1.1%)
32,000	Estee Lauder Companies, Inc. (The) Class A	2,713,280
		10,966,500
	ENERGY (3.6%)
	OIL & GAS (3.6%)
36,000	Diamondback Energy, Inc. *	3,733,740
25,000	Pioneer Natural Resources Co.	4,655,750
		8,389,490
	FINANCIALS (7.3%)
	BANKS (2.1%)
210,000	Bank of America Corp.	4,953,900

	DIVERSIFIED FINANCIAL (5.2%)
155,000	Blackstone Group L.P. (The)	4,603,500
115,000	Charles Schwab Corp. (The)	4,693,150
90,000	Synchrony Financial	3,087,000
		12,383,650
		17,337,550

Shares		Value

	HEALTH CARE (29.8%)
	BIOTECHNOLOGY (19.6%)
88,000	Alexion Pharmaceuticals, Inc. *	$10,669,120
21,000	Biogen, Inc. *	5,741,820
50,000	BioMarin Pharmaceutical, Inc. *(1)	4,389,000
85,000	Celgene Corp. *	10,576,550
26,000	Intercept Pharmaceuticals, Inc. *	2,940,600
43,000	Kite Pharma, Inc. *(1)	3,375,070
80,000	Vertex Pharmaceuticals, Inc. *	8,748,000
		46,440,160
	HEALTH CARE PRODUCTS (3.0%)
76,000	Edwards Lifesciences Corp. *	7,149,320

	PHARMACEUTICALS (5.6%)
45,000	DexCom, Inc. *	3,812,850
64,000	Jazz Pharmaceuticals PLC *	9,288,320
		13,101,170
	SOFTWARE (1.6%)
66,000	Medidata Solutions, Inc. *	3,807,540
		70,498,190
	INFORMATION TECHNOLOGY (35.3%)
	COMMERCIAL SERVICES (2.4%)
135,000	PayPal Holdings, Inc. *	5,807,700

	COMPUTERS (1.2%)
46,000	Cognizant Technology Solutions Corp. Class A *	2,737,920

	DIVERSIFIED FINANCIAL (3.9%)
105,000	Visa, Inc. Class A	9,331,350

	INTERNET (16.5%)
59,000	Alibaba Group Holding, Ltd. ADR *	6,361,970
13,000	Alphabet, Inc. Class A *	11,021,400
87,000	Facebook, Inc. Class A *	12,358,350
120,000	GrubHub, Inc. *(1)	3,946,800
200,000	Pandora Media, Inc. *	2,362,000
105,000	Zendesk, Inc. *	2,944,200
		38,994,720
	SOFTWARE (11.3%)
225,000	Activision Blizzard, Inc.	11,218,500
32,000	Adobe Systems, Inc. *	4,164,160
53,000	Akamai Technologies, Inc. *	3,164,100
60,000	Salesforce.com, Inc. *	4,949,400
36,000	ServiceNow, Inc. *	3,148,920
		26,645,080
		83,516,770

	TOTAL COMMON STOCKS (Cost $186,895,791) (99.7%)	236,025,672

1

March 31, 2017

Shares		Value

SHORT-TERM INVESTMENTS (5.8%)

	MONEY MARKET FUNDS (5.8%)
341,904	State Street Institutional Liquid Reserves Fund	$341,939
13,351,500	State Street Securities Lending Government Money Market Portfolio (2)	13,351,500

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,693,439) (5.8%)	13,693,439

	TOTAL INVESTMENT SECURITIES (105.5%) (Cost $200,589,230)	$249,719,111

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-5.5%)		(12,999,559)

NET ASSETS (3) (100%)		$236,719,552

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2017, the market value of the securities on loan was $13,045,470.
(2)	Securities with an aggregate market value of $13,045,470 were out on loan in exchange for $13,351,500 of cash collateral as of March 31, 2017. The collateral was invested in a cash collateral reinvestment vehicle.
(3)	For federal income tax purposes, the aggregate cost was $200,589,230, aggregate gross unrealized appreciation was $54,445,724, aggregate gross unrealized depreciation was $5,315,843 and the net unrealized appreciation was $49,129,881.
ADR	American Depositary Receipt.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2017:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$236,025,672	$—	$—	$236,025,672
Short-Term Investments	13,693,439	—	—	13,693,439
Total Investments in Securities	$249,719,111	$—	$—	$249,719,111

*	See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended March 31, 2017, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2017, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 30, 2017